IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)
100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 292		$ 271		$ 454
Increase (decrease) in EVE	(858)		(1,015)		(867)
25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(73)		(69)		(157)
Increase (decrease) in EVE	203		237		199
100 basis points decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(322)		(297)
Increase (decrease) in EVE	816		954
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	255		278		380
Increase (decrease) in EVE	(523)		(679)		(651)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(66)		(71)		(124)
Increase (decrease) in EVE	117		151		$ 142
Canadian currency [member] | 100 basis points decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(297)		(301)
Increase (decrease) in EVE	$ 465		$ 604
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 37		$ (7)		$ 74
Increase (decrease) in EVE		(335)		(336)		(216)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(7)		2		(33)
Increase (decrease) in EVE		86		86		$ 57
Denominated in U.S. dollars [member] | 100 basis points decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(25)		4
Increase (decrease) in EVE		$ 351		$ 350